SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Small Cap Equity Fund

December 31, 2022 (Unaudited)

Shares		Value

Common Stocks — 98.44%
Australia — 5.83%
5,346	Altium Ltd.	$126,992
8,250	OZ Minerals Ltd.	155,506

		282,498

Belgium — 3.21%
23	Lotus Bakeries NV	155,754

China — 2.56%
120,000	China Overseas Property Holdings Ltd.	124,317

Denmark — 5.07%
985	Chr Hansen Holding A/S	70,854
3,321	Topdanmark AS	174,766

		245,620

Egypt — 1.31%
4,029	Energean Plc	63,299

France — 3.61%
644	Gaztransport Et Technigaz SA	68,825
629	Remy Cointreau SA	106,058

		174,883

Iceland — 3.15%
19,996	Marel HF(a)	68,868
17,315	Ossur HF*	83,856

		152,724

Indonesia — 2.23%
1,527,500	Sarana Menara Nusantara Tbk PT	107,982

Ireland — 2.01%
2,974	Keywords Studios Plc	97,596

Japan — 17.95%
1,500	As One Corp.	65,531
4,300	BayCurrent Consulting, Inc.	133,859
4,100	Milbon Co. Ltd.	177,369
4,500	Miura Co. Ltd.	103,196
29,800	Morningstar Japan KK	102,379
7,800	Nihon M&A Center Holdings, Inc.	95,977
2,500	Organo Corp.	55,489
4,600	Rakus Co. Ltd.	55,131
3,200	SMS Co. Ltd.	80,943

		869,874

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Small Cap Equity Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

Korea — 1.78%
1,528	AfreecaTV Co. Ltd.	$86,344

Norway — 5.28%
2,787	Aker BP ASA	86,628
4,936	Nordic Semiconductor ASA*	82,738
8,790	Veidekke ASA	86,476

		255,842

Philippines — 3.61%
675,400	D&L Industries, Inc.	95,797
22,020	International Container Terminal Services, Inc.	79,030

		174,827

Spain — 2.67%
3,342	Laboratorios Farmaceuticos Rovi SA	129,166

Sweden — 7.32%
1,727	MIPS AB	71,387
4,919	Sdiptech AB, Class B*	106,978
10,356	Sweco AB, Class B	99,308
3,677	Thule Group AB(a)	77,017

		354,690

Taiwan — 6.16%
21,000	Chailease Holding Co. Ltd.	147,949
3,000	Voltronic Power Technology Corp.	150,515

		298,464

Thailand — 4.50%
1,700	Fabrinet*	217,974

United Kingdom — 20.19%
5,300	Abcam Plc, ADR*	82,468
13,043	Auto Trader Group Plc(a)	81,223
17,960	Barratt Developments Plc	85,782
3,022	Cranswick Plc	112,049
2,843	Dechra Pharmaceuticals Plc	89,611
4,727	Fevertree Drinks Plc	58,794
12,016	GB Group Plc	45,152
17,622	Howden Joinery Group Plc	118,991
41,696	Ibstock Plc(a)	77,947
5,638	Liontrust Asset Management Plc	76,023

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Small Cap Equity Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

10,439	Rightmove Plc	$64,580
5,990	Softcat Plc	85,896

		978,516

Total Common Stocks (Cost $4,903,517)		4,770,370

Total Investments (Cost $4,903,517) — 98.44%		$4,770,370
Other assets in excess of liabilities — 1.56%		75,760

NET ASSETS — 100.00%		$4,846,130

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Abbreviations used are defined below:

ADR - American Depositary Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Industrials	24.34%
Information Technology	14.68%
Consumer Staples	12.59%
Financials	10.34%
Health Care	9.30%
Materials	8.26%
Communication Services	7.02%
Consumer Discretionary	4.83%
Energy	4.51%
Real Estate	2.57%
Other*	1.56%

100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

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